Shareholder Report, Holdings (Details)	Mar. 31, 2025
No-Load Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.98%
No-Load Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.08%
No-Load Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.09%
No-Load Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.25%
No-Load Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.38%
No-Load Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%
No-Load Shares | No-Load Shares | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	5.61%
No-Load Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.17%
No-Load Shares | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.83%
No-Load Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.23%
No-Load Shares | Goldman Sachs Financial Square Government Fund Class I
Holdings [Line Items]
Percent of Net Asset Value	5.66%
No-Load Shares | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.08%
No-Load Shares | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.27%
No-Load Shares | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.08%
No-Load Shares | The Charles Schwab Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.23%
No-Load Shares | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.18%
No-Load Shares | Sempra Energy
Holdings [Line Items]
Percent of Net Asset Value	3.17%
No-Load Shares | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.13%
No-Load Shares | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.01%
No-Load Shares | CME Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.98%
Class A | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.09%
Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.25%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%
Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Class A | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Class A | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Class A | Class A Shares | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	5.61%
Class A | Goldman Sachs Financial Square Government Fund Class I
Holdings [Line Items]
Percent of Net Asset Value	5.66%
Class A | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.08%
Class A | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Class A | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Class A | The Charles Schwab Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Class A | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Class A | Sempra Energy
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Class A | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Class A | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Class A | CME Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%